Borrowings - Interest incurred (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	$ 92,801	$ 46,505	$ 105,645
Credit Facility
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	19,052	10,369	22,123
Term Loan I
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	938	3,398	6,531
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	652	2,419	4,571
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	978	3,557	6,787
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	0	5,507	5,507
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	1,886	2,342	4,440
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	0	6,792	6,792
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	9,534	7,170	17,953
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	21,053	3,948	25,375
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	2,536	447	1,460
ABS X Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	12,588	0	0
ABS Maverick Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	13,229	0	0
Nordic Bonds
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	6,892	0	0
Other Miscellaneous Borrowings
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	3,463	556	4,106
Oaktree Sellers Notes
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	1,549	$ 556	3,947
Other Notes Payable
Disclosure of detailed information about borrowings [line items]
Total interest incurred on amortizing debt	$ 1,717		$ 159